Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Taxation
Provision for potential tax liability	€ 314	€ 445
Losses for which a deferred tax asset is recognised	78,113	80,244
Losses for which no deferred tax is recognised	56,483	56,344
Total unused tax losses or tax credits	134,596	136,588
Within 0 to 5 years
Taxation
Losses for which a deferred tax asset is recognised	68	20
Losses for which no deferred tax is recognised	98	313
Total unused tax losses or tax credits	166	333
Beyond 6 years
Taxation
Losses for which a deferred tax asset is recognised		0
Losses for which no deferred tax is recognised	15,982	15,653
Total unused tax losses or tax credits	15,982	15,653
Unlimited
Taxation
Losses for which a deferred tax asset is recognised	78,045	80,224
Losses for which no deferred tax is recognised	40,403	40,378
Total unused tax losses or tax credits	€ 118,448	€ 120,602